Other (income) expense, net, operating and Other expense (income), net (Tables)	3 Months Ended
Apr. 02, 2023
Other Income and Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component
Other (income) expense, net, operating consisted of:

(Dollars in Millions)	2022	2021	2020
Litigation (income) expense(1)	$(7)	$92	$3,967
Royalty income(2)	(39)	(89)	(100)
Other(3)	23	12	4
Total Other (income) expense, net, operating	$(23)	$15	$3,871
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(1)Litigation expense includes $154 million and 4,029 million of Talc-Related costs for the fiscal year 2021 and 2020, respectively, as well as $74 million of beneficial settlements for Brazil VAT legal resolution for fiscal year 2021.
(2)In connection with the Old JJCI corporate restructuring starting in October 2021, rights of Old JJCI and its affiliates to receive four streams of royalties payable from certain third parties were transferred to Royalty A&M LLC, an indirect wholly owned subsidiary of the Parent.
(3)Other consists primarily of (gains) losses on asset disposals, certain restructuring expenses (Note 16), intangible impairment (Note 4), and miscellaneous (income) expenses.
Other income, net, operating for the fiscal three months ended April 2, 2023 and April 3, 2022 consisted of:

(Dollars in Millions)	April 2, 2023	April 3, 2022
Royalty income	$(7)	$(7)
(Gain)/loss on disposal of fixed assets	(9)	2
Other	(1)	—
Total Other income, net, operating	$(17)	$(5)

Schedule of Other Nonoperating Income (Expense)
Other expense (income), net consisted of:

(Dollars in Millions)	2022	2021	2020
Currency losses on transactions	$42	$20	$40
Other(1)	(4)	(25)	(3)
Total Other expense (income), net	$38	$(5)	$37
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(1)Other consists primarily of business disposals, gains and losses on investments, other than service cost components of net periodic benefit costs, and miscellaneous non-operating (income) expenses.
Other expense (income), net for the fiscal three months ended April 2, 2023 and April 3, 2022 consisted of:

(Dollars in Millions)	April 2, 2023	April 3, 2022
Currency losses (gains) on transactions	$16	$(7)
Other(1)	15	6
Total Other expense (income), net	$31	$(1)
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(1)Other consists primarily of gains and losses on investments, other than service cost components of net periodic benefit costs, and miscellaneous non-operating (income) expenses.